DIRECTORS LOAN (Tables)	9 Months Ended
Dec. 31, 2025
DIRECTORS LOAN
Schedule of unsecured loans payable
Total
($)
Balance, March 31, 2025	966,304
Interest expense	75,342
Amortization of transaction costs	33,696
Cash interest paid	(50,137)
Closing balance, December 31, 2025	1,025,205
Current portion	25,205
Non-current portion	1,000,000
Finance expenses		Three months ended December 31,		Nine months ended December 31,
	2025	2024	2025	2024
	($)	($)	($)	($)
Interest on loan	25,205	25,205	75,342	74,342
Amortization of transaction costs	8,232	28,775	33,696	113,458
Total	33,437	53,980	109,038	187,800